Accounts Payable and Accrued Liabilities - Summary of Accounts Payable and Accrued Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2024	Mar. 31, 2024
Disclosure of Detailed Information About Accounts Payable and Accrued Liabilities [Line Items]
Accounts payable	$ 146.1	$ 142.0
Accrued liabilities	121.1	80.5
Wages and accrued vacation payable	51.9	64.3
Accounts Payable and Accrued Liabilities Current	$ 319.1	$ 286.8